Note 28 - Retained earnings, revaluation reserves and other reserves - Reserves (Details)	12 Months Ended
Dec. 31, 2017
Retained earnings, revaluation reserves and other reserves Line Items
Nature and purpose of reserves within equity	The legal reserve can be used to increase the common stock provided that the remaining reserve balance does not fall below 10% of the increased capital. While it does not exceed 20% of the common stock, it can only be allocated to offset losses exclusively in the case that there are not sufficient reserves available.